Other Accrued Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Accrued Liabilities [Line Items]
Payrolls and commissions	$ 103.9	$ 128.7
Accrued vacations	67.2	70.2
Taxes other than income taxes	62.4	48.4
Income taxes	40.9	47.8
Postretirement	25.1	26.8
Accrued interest	4.9	4.7
Other	71.3	85.3
Total other accrued liabilities	$ 375.7	$ 411.9